Consolidated balance sheets (Parenthetical) - € / shares	Mar. 31, 2022	Dec. 31, 2021
Consolidated balance sheets
Nominal value per share	€ 1.00	€ 1.00
Shares authorized	362,370,124	362,370,124
Shares issued	293,027,279	293,004,339
Shares outstanding	293,027,279	293,004,339